Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Related party [Abstract]
Related Party Disclosures	Related Party DisclosuresThe consolidated financial statements include the following subsidiaries which are all wholly owned, except for GLOBALFOUNDRIES (Chengdu) Integrated Circuit Manufacturing Co., Limited, Advanced Mask Technology Centre GmbH & Co. KG, Maskhouse Building Administration GmbH & Co. KH, Advanced Mask Technology Center Verwaltungs GmbH, and Maskhouse Building Administration Verwaltungs GmbH:

Subsidiary	Jurisdiction of Incorporation or Organization	December 31, 2019	December 31, 2020	December 31, 2021
GLOBALFOUNDRIES Dresden Module One LLC	United States	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC	United States	X	X	X
GLOBALFOUNDRIES Innovation Investments LLC	United States	X	X	X
GLOBALFOUNDRIES Investments LLC	United States	X	X	X
GLOBALFOUNDRIES U.S. Inc.	United States	X	X	X
GLOBALFOUNDRIES U.S. 2 LLC	United States	X	X	X
GLOBALFOUNDRIES Borrower LLC	United States	X	X	X
Hudson Valley Research Park Sewage Works Corporation	United States	X	X	X
GLOBALFOUNDRIES Dresden Module One Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module One LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Management Services LLC & Co. KG	Germany	X	X	X
Advanced Mask Technology Centre GmbH & Co. KG (50%)	Germany	N/A	X	X
Maskhouse Building Administration GmbH & Co. KH (50%)	Germany	N/A	X	X
Advanced Mask Technology Center Verwaltungs GmbH (50%)	Germany	N/A	X	X
Maskhouse Building Administration Verwaltungs GmbH (50%)	Germany	N/A	X	X
GLOBALFOUNDRIES Europe Sales & Support GmbH	Germany	N/A	X	X
GLOBALFOUNDRIES Engineering Private Limited	India	X	X	X
GLOBALFOUNDRIES Japan Ltd.	Japan	X	X	X
GLOBALFOUNDRIES Netherlands Cooperatief U.A.	The Netherlands	X	X	X
GLOBALFOUNDRIES Netherlands Holding B.V.	The Netherlands	X	X	X
GLOBALFOUNDRIES Netherlands B.V.	The Netherlands	X	X	N/A
GLOBALFOUNDRIES Bulgaria EAD	Bulgaria	X	X	X
GF Asia Investments Pte. Ltd.	Singapore	X	X	X
GF Asia Sales Pte. Ltd.	Singapore	N/A	N/A	X
GLOBALFOUNDRIES Singapore Pte. Ltd.	Singapore	X	X	X
GLOBALFOUNDRIES Taiwan Ltd.	Taiwan	X	X	X
GLOBALFOUNDRIES Europe Ltd.	United Kingdom	X	X	X
GLOBALFOUNDRIES (Chengdu) Integrated Circuit Manufacturing Co., Limited (51%)	China	X	X	X
GLOBALFOUNDRIES China (Beijing) Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Shanghai) Co., Limited	China	X	X	X
Nanjing APD Technologies Co. Ltd.	China	X	X	X
Related parties represent associated companies, the shareholder, directors and key management personnel of the Company and entities controlled, or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the audit, risk and compliance committee or the Company’s management, as applicable.
Below are the related parties which the Company has entered into transactions with:

	December 31, 2020	December 31, 2021
Related Party Name
SMP	Joint venture	Joint venture
Mubadala Treasury Holding Company (“MTHC”)	Shareholder entity	Shareholder entity
Mubadala Technology Investments LLC (“Mubadala Technology”)	Shareholder entity	Shareholder entity
Related parties represent associated companies, the shareholder, directors and key management personnel of the Company and entities controlled, or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Company’s management.
Balances with related parties included in the consolidated statements of financial positions are as follows:

	December 31, 2020		December 31, 2021
	Due from Related Parties	Due to Related Parties	Due from Related Parties	Due to Related Parties
SMP	$8,734	10,480	$8,133	$9,025
Mubadala Technology	—	313	—	96
Total(1)	$8,734	10,793	$8,133	9,121
(1)The total amounts of $8,734 and $8,133 due from related parties as of the years ended December 31, 2020 and 2021, respectively, has been included in receivables, prepayments and other assets (see Note 16). The total amounts of $10,793 and $9,121 due to related parties’ balance for the years ended December 2020 and 2021, respectively, has been included in trade and other payables (see Note 25).
The following table presents the related party transactions included in the consolidated statements of operations and comprehensive loss:

	December 31, 2019	December 31, 2020	December 31, 2021
Purchases and recharges from:
SMP(1)	$61,950	$57,579	$59,596
AMTC	124,196	—	—
	$186,146	$57,579	$59,596

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$51,251	$47,065	$44,808
AMTC	27,527	—	—
Mubadala Technology (reimbursement of expenses)	496	618	2,602
BAC	263	—	—
	$79,537	$47,683	$47,410
(1)Purchases from SMP were primarily comprised of wafers.
Terms and Conditions of Transactions with Related Parties
Outstanding balances at the year-end are unsecured, interest free, repayable on demand and settlement occurs in cash. The Company has not recorded any allowance of receivables relating to amounts owed by related parties for the years ended December 31, 2020 and 2021. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.
Transactions with Shareholder:
Shareholder Loan Agreement—The Company, as a borrower, entered into loan facilities with its shareholder in 2012 to 2016 (collectively the “Shareholder Loans”). The Shareholder Loans are non-interest bearing and principal repayment, in whole or in part, is entirely at the Company’s discretion as explicitly stated in the loan agreement. The Shareholder Loans are subordinated to any claims of other unsubordinated and subordinated creditors, including beneficiaries under guarantees issued, of the Company. The loans have no maturity date and remain outstanding until the loans are paid in full. Further, there are no contingent settlements in the agreements. Since the Shareholder Loans do not contain any contractual obligations to deliver cash, but rather allows the Company to make repayment at its absolute discretion and further prohibits the shareholder from demanding repayment, the Company treated the Shareholder Loans as equity.
The Company repaid $487,000 and $568,000 during the years ended December 31, 2020 and 2021, respectively.
On October 1, 2021, the Company’s board approved the conversion of the Shareholder Loans to additional paid-in-capital, and on October 3, 2021, the Company executed an agreement with Mubadala Investment Company PJSC (“Mubadala”) to convert the remaining $10,112,687 of the Shareholder Loan balance into additional paid-in-capital (“the Conversion”). The Conversion did not have an impact on shares outstanding or have any dilutive effects, as no additional shares were issued.
Compensation of Key Management Personnel
The compensation of key management personnel during the following years were as follows:

	2020	2021
Chief Executive Officer and Chief Financial Officer
Short-term benefits	$11,260	$8,316
Share-based payments(1)	—	42,034
Board of Directors	800	2,887
	$12,060	$53,237